Subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Subsidiaries
23	Subsidiaries
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines (i)&(viii)	PRC	RMB	8,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,220,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Guangzhou Baiyun International Logistic Company Limited (i)	PRC	RMB	50,000,000	61%	Logistics operations
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	18,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited (i)	PRC	RMB	1,000,000,000	100%	General aviation
SAIETC (i)	PRC	RMB	15,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (“Zhuhai Xiang Yi”) (i)&(vi)	PRC	RMB	469,848,000	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	600,000,000	100%	Airline transportation
Flying College (v)	Australia	AUD	39,651,627	84.30%	Pilot training services
Southern Airlines Freight and Logistics (Guangzhou) Co.,Ltd (i)	PRC	RMB	1,000,000,000	100%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i) & (iii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i) & (iv)	PRC	RMB	5,000,000	100%	Hotel management services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.

(iii)	Shenyang Aircraft Maintenance
Pursuant to the equity transfer agreement entered into between the Company and a third party, the Company acquired 21% equity interests Shenyang Aircraft Maintenance, a former joint venture of the Company, at a cash consideration of RMB14 million on April 23, 2019. On the same date, the Company obtained control over Shenyang Aircraft Maintenance, and Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Company. The acquisition of Shenyang Aircraft Maintenance enables the Group to engage in comprehensive maintenance service.
In the period from the acquisition date to December 31, 2019, Shenyang Aircraft Maintenance contributed revenue of RMB39 million and profit of RMB1 million to the Group’s results. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB21 million, and consolidated profit for the year would have been increased by RMB4 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

(iv)	Pearl Aviation Services
Pursuant to the equity transfer agreement entered into between the Company and the other third parties shareholders of Pearl Aviation Services, the Company acquired 100% equity interests in Pearl Aviation Services at a consideration of RMB9 million on December 17, 2019. On the same date, the Company obtained the control of Pearl Aviation Services, and Pearl Aviation Services became a wholly-owned subsidiary of the company. The acquisition of Pearl Aviation Services enables the Group to engage in hotel management services business.
As the acquisition was completed in December, limited amount of revenue and profit were contributed to the Group by Pearl Aviation Services. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB499 million, and consolidated profit for the year would have been increased by RMB17 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

(v)	Flying College
Pursuant to the subscription agreement entered into between the Company, CAE International Holding Limited, Nan Lung Holding Limited and Flying College, the Company made a capital injection of cash equivalent to RMB63 million to Flying College on November 20, 2018, as a result of which the Company’s equity interests in Flying College increased from 48.12% to 84.30%. After the capital injection, the Company is entitled to appoint all 3 members of Board of directors of Flying College in accordance with the subscription agreement, and Flying College thus became a subsidiary of the Company upon completion of the capital injection. The acquisition through the capital injection of Flying College enables the Group to engage in pilot flying training services.
In the period from the acquisition date to December 31, 2018, Flying College contributed a loss of RMB5 million to the Group’s results. If the acquisition had occurred on January 1, 2018, management estimates that consolidated revenue would have been increased by RMB0 million, and consolidated profit for the year would have been decreased by RMB60 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2018. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	153
Current assets	77
Current liabilities	(155)

Total net identifiable assets	75

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(63)
Cash and cash equivalents acquired	69

Net cash inflow	6

(vi)
Pursuant to the equity transfer agreement entered into between the Company and a third party, the Company acquired 49% equity interests in Zhuhai Xiang Yi, a former joint venture of the Company, at a cash consideration of USD99.52 million (equivalent to RMB678 million) on July 10, 2017. Zhuhai Xiang Yi became a wholly-owned subsidiary of the Company upon completion of the acquisition. The acquisition of Zhuhai Xiang Yi enables the Group to engage in flight simulation services.

In the period from the acquisition date to December 31, 2017, Zhuhai Xiang Yi contributed revenue of RMB196 million and profit of RMB15 million to the Group’s results. If the acquisition had occurred on January 1, 2017, management estimates that consolidated revenue would have been increased by RMB424 million, and consolidated profit for the year would have been increased by RMB53 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2017. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:
Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Recognized values on acquisition
RMB million
Property, plant and equipment, net	1,556
Lease prepayments	115
Trade and other receivables	70
Cash and cash equivalents	41
Other assets	32
Trade and other payables	(34)
Borrowings	(342)
Deferred tax liabilities	(30)
Other liabilities	(24)

Total net identifiable assets	1,384

Cash consideration paid	(678)
Cash and cash equivalents acquired	41

Net cash outflow	(637)

Effect of the acquisition on the Group’s consolidated income statements

Fair value of the originally held 51% equity interests	706
Less: carrying value of the originally held 51% equity interests	(597)

Remeasurement of the originally held 51% equity interests	109

Acquisition-related costs were minimal and included in “general and administrative expenses” in the consolidated income statements.

(vii)
Pursuant to the equity transfer agreement entered into between the Company’s subsidiary, Xiamen Airlines, and Southern Airlines Culture and Media Co., Ltd. (“SACM”, an associate of the Company) on October 13, 2017, Xiamen Airlines acquired 51% equity interests in XACM, at a consideration of RMB47 million. Xiamen Airlines held 49% equity interest in XACM before the acquisition. XACM became a wholly-owned subsidiary of the Xiamen Airlines upon completion of the acquisition. The acquisition of XACM enables the Group to engage in advertising agency business.

In the period from the acquisition date to December 31, 2017, XACM contributed revenue of RMB7 million and profit of RMB1 million to the Group’s results. If the acquisition had occurred on January 1, 2017, management estimates that consolidated revenue would have been increased by RMB44 million, and consolidated profit for the year would have been increased by RMB2 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2017. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Trade and other receivables	46
Cash and cash equivalents	2
Trade and other payables	(11)

Total net identifiable assets	37

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(47)
Cash and cash equivalents acquired	2

Net cash outflow	(45)

Goodwill
Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition
RMB million
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	(37)

Goodwill (Note 22)	55

The goodwill resulting from this acquisition represented the expected synergies from combining operations of XACM and the Group.
Acquisition-related costs were minimal and included in “general and administrative expenses” in the consolidated income statements.

(viii)	Material non-controlling interests :
As at December 31, 2019, the balance of total
non-controlling
interests is RMB13,223 million (December 31, 2018: RMB13,212 million), of which RMB9,003 million (December 31, 2018: RMB9,035 million) is for Xiamen Airlines. The rest of non-controlling
interests are not individually material.
Set out below are the summarized financial information for Xiamen Airlines.

	2019	2018
	RMB million	RMB million (Note)
Non-controlling interests percentage	45%	45%
Current assets	3,010	4,029
Non-current assets	53,855	43,234
Current liabilities	(15,494)	(14,397)
Non-current liabilities	(22,233)	(13,678)
Net assets	19,138	19,188
Carrying amount of non-controlling interests	9,003	9,035
Revenue	32,612	30,225
Profit for the year	784	915
Total comprehensive income	798	1,111
Profit allocated to non-controlling interests	350	393
Dividend paid to non-controlling interests	45	68
Net cash generated from operating activities	8,259	3,559
Net cash (used in) / generated from investing activities	(1,990)	889
Net cash used in financing activities	(6,097)	(4,363)
The information above is the amount before inter-company eliminations.
Note: The subsidiary has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. Under this approach, the comparative information is not restated.